INTERCAPITAL QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1998

                               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of InterCapital Quality Municipal Securities (IQM) for the period ended April 30, 1998.

Since last fall domestic economic growth has been tempered by the deflationary impact of the Asian financial crisis. U.S. employment conditions strengthened and the unemployment rate declined to its lowest level since 1970. Inflation remained subdued despite the robust economy. In part this was the result of productivity gains and the lower costs of oil and other imports. Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries and yields declined to levels last seen 20 years ago. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields ended April 1998 at 5.35 percent after reaching a low of 5.15 percent in December and January. Over the past 12 months the insured index yield has declined from 5.75 percent.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                 [LINE CHART]

                   MMD 30 YEAR AAA INSURED AND TREASURY YIELD

DATE                AAA INS                  TSY                 % RELATIONSHIP
----                -------                  ---                 --------------
12/31/93             5.40%                   6.34%                   85.17%
01/31/94             5.40                    6.24                    86.54%
02/28/94             5.80                    6.66                    87.09%
03/31/94             6.40                    7.09                    90.27%
04/29/94             6.35                    7.32                    86.75%
05/31/94             6.25                    7.43                    84.12%
06/30/94             6.50                    7.61                    85.41%
07/29/94             6.25                    7.39                    84.57%
08/31/94             6.30                    7.45                    84.56%
09/30/94             6.55                    7.81                    83.87%
10/31/94             6.75                    7.96                    84.80%
11/30/94             7.00                    8.00                    87.50%
12/30/94             6.75                    7.88                    85.66%
01/31/95             6.40                    7.70                    83.12%
02/28/95             6.15                    7.44                    82.66%
03/31/95             6.15                    7.43                    82.77%
04/28/95             6.20                    7.34                    84.47%
05/31/95             5.80                    6.66                    87.09%
06/30/95             6.10                    6.62                    92.15%
07/31/95             6.10                    6.86                    88.92%
08/31/95             6.00                    6.66                    90.09%
09/29/95             5.95                    6.48                    91.82%
10/31/95             5.75                    6.33                    90.84%
11/30/95             5.50                    6.14                    89.58%
12/29/95             5.35                    5.94                    90.07%
01/31/96             5.40                    6.03                    89.55%
02/29/96             5.60                    6.46                    86.69%
03/29/96             5.85                    6.66                    87.84%
04/30/96             5.95                    6.89                    86.36%
05/31/96             6.05                    6.99                    86.55%
06/28/96             5.90                    6.89                    85.63%
07/31/96             5.85                    6.97                    83.93%
08/30/96             5.90                    7.11                    82.98%
09/30/96             5.70                    6.93                    82.25%
10/31/96             5.65                    6.64                    85.09%
11/29/96             5.50                    6.35                    86.61%
12/31/96             5.60                    6.63                    84.46%
01/31/97             5.70                    6.79                    83.95%
02/28/97             5.65                    6.80                    83.09%
03/31/97             5.90                    7.10                    83.10%
04/30/97             5.75                    6.94                    82.85%
05/30/97             5.65                    6.91                    81.77%
06/30/97             5.60                    6.78                    82.60%
07/30/97             5.30                    6.30                    84.13%
08/31/97             5.50                    6.61                    83.21%
09/30/97             5.40                    6.40                    84.38%
10/31/97             5.35                    6.15                    86.99%
11/30/97             5.30                    6.05                    87.60%
12/31/97             5.15                    5.92                    86.99%
01/31/98             5.15                    5.80                    88.79%
02/28/98             5.20                    5.92                    87.84%
03/31/98             5.25                    5.93                    88.53%
04/30/98             5.35                    5.95                    89.92%

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


The yield on one-year notes was 3.75 percent at the end of April 1998. Thus, the yield pickup for extending maturities from 1 to 30 years was 160 basis points.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, the U.S. Treasury's borrowing needs declined with the reduction in the deficit. Under these conditions, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 87 percent in October to almost 90 percent in April. A year ago the ratio was a relatively rich 83 percent. A rising ratio means that municipals have underperformed Treasuries but have become relatively more attractive.

Total municipal volume increased 20 percent in 1997. New-issue supply totaled $220 billion last year, with half the underwritings enhanced with bond insurance. Refundings represented one-quarter of total new issues. For the year-to-date, municipal underwriting is up 60 percent with refunding issues comprising one-third of the total.

PERFORMANCE

During the six-month period ended April 30, 1998, the Trust's net asset value
(NAV) improved from $14.31 to $14.42. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.38 per share, the Trust's total NAV return was 3.69 percent. IQM's price on the New York Stock Exchange moved from $12.50 to $12.875 per share. Based on this change in market price plus reinvestment of dividends, the Trust's total market return was 5.99 percent. On April 30, 1998, IQM was trading at a 10.71 percent discount to NAV. This means that the market price of the common stock was lower than the NAV.

Monthly dividends for the second quarter of 1998 were declared in March and remained unchanged at $0.0625 per share. The level of undistributed net investment income moved from $0.123 to $0.127 per share over the past six months.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 1998, IQM purchased and retired 200,300 shares of common stock at a weighted average market discount of 10.47 percent. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding Auction Rate Preferred Shares (ARPS), including their purchase in the open market or in privately negotiated transactions.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

            [PIE CHART]                               [PIE CHART]

LARGEST SECTORS AS OF APRIL 30, 1998   CREDIT RATINGS AS OF APRIL 30, 1998
(% OF NET ASSETS)                      (% OF TOTAL LONG-TERM PORTFOLIO)

ALL OTHER                       27%    A or A                         40%
WATER & SEWER                   15%    Aaa OR AAA                     26%
GENERAL OBLIGATION              15%    Aa or AA                       34%
IDR/PCR*                        13%
MORTGAGE                        11%
HOSPITAL                        11%
PUBLIC FACILITIES                8%

* INDUSTRIAL DEVELOPMENT/              AS MEASURED BY MOODY'S INVESTORS SERVICE
POLLUTION CONTROL REVENUE.             INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS                 PORTFOLIO STRUCTURE IS
SUBJECT TO CHANGE.                     SUBJECT TO CHANGE.



                                  [BAR GRAPH]

-------------------------------------------------------------------------------
CALL STRUCTURE AS OF APRIL 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)                       WEIGHTED AVERAGE
                                                       CALL PROTECTION: 6 YEARS
PERCENT CALLABLE





  0%    0%    0%    0%    0%   65%   23%    0%    0%    6%    0%    6%



1998  1999  2000  2001  2002  2003  2004  2005  2006  2007  2008  2009+

                                 YEAR CALLABLE


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
-------------------------------------------------------------------------------

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


PORTFOLIO STRUCTURE

The Trust remained fully invested in long-term municipal bonds during the period. Investments were diversified among 12 long-term sectors and 51 individual credits. IQM's weighted average maturity was 20 years. The distribution of call dates in the portfolio produced 6 years of weighted average call protection. Throughout the fiscal period, high credit quality was maintained, with 60 percent of IQM's long-term holdings rated double or triple "A."

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first is the amount of ARPS outstanding, the second the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During the six-month period, ARPS leverage contributed approximately $0.03 per share to common share earnings. Weekly ARPS yields ranged between 2.40 and 5.00 percent. IQM's five ARPS series, totaled $97 million and represented 27 percent of net assets.

LOOKING AHEAD

The economic fundamentals are in place for another year of solid, albeit less spectacular, domestic growth in 1998. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. The Asian financial crisis seems likely to moderate U.S. economic growth and inflationary pressures. While this outlook is favorable for municipal bonds it is possible that the Federal Reserve Board may begin to tighten monetary policy if capacity and labor constraints cause cost pressures to mount.

We appreciate your ongoing support of InterCapital Quality Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.7%)
            General Obligation (15.3%)
  $ 5,000   Florida Board of Education, Capital Outlay Refg 1993 Ser D ......  5.125%  06/01/18   $ 4,886,350
    5,000   De Kalb County, Georgia, Refg 1993 ..............................  5.25    01/01/20     4,942,250
   10,000   Washington Suburban Sanitation District, Maryland, Refg 1993
             Second Ser .....................................................  5.25    06/01/14    10,064,200
            New York City, New York,
   10,000    1994 Ser D .....................................................  5.75    08/15/08    10,452,700
    5,000    1994 Ser C .....................................................  5.50    10/01/10     5,109,650
   10,000   Metropolitan Government of Nashville & Davidson County,
             Tennessee, Refg Ser 1997 .......................................  5.125   05/15/25     9,652,400
   10,000   Seattle, Washington, Refg Ser 1993  .............................  5.65    01/01/20    10,199,300
-----------                                                                                      --------------
   55,000                                                                                          55,306,850
-----------                                                                                      --------------
            Educational Facilities Revenue (7.2%)
    3,500   District of Columbia, Georgetown University Ser 1993 ............  5.25    04/01/13     3,524,045
            Illinois Educational Facilities Authority,
    4,695    Illinois Westleyan University Ser 1993 .........................  5.70    09/01/23     4,821,906
    4,955    Northwestern University Refg Ser 1993 ..........................  5.375   12/01/21     4,905,747
            Massachusetts Health & Educational Facilities Authority,
   10,000    Boston College Ser K ...........................................  5.25    06/01/18     9,805,000
    2,100    Wentworth Institute of Technology Ser B (Connie Lee) ...........  5.50    10/01/23     2,113,881
      995   Pennsylvania Higher Educational Facilities Authority, Thomas
             Jefferson University 1993 Ser A (MBIA) .........................  5.30    11/01/15       996,214
-----------                                                                                      --------------
   26,245                                                                                          26,166,793
-----------                                                                                      --------------
            Electric Revenue (6.7%)
    5,900   South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .  5.50    07/01/21     5,948,616
    8,000   Chelan County Public Utility District #1, Washington, Hydro Refg
             Ser 1993 G .....................................................  5.375   06/01/18     7,994,720
   10,000   Snohomish County Public Utility District #1, Washington, Ser
             1993 B (AMT) ...................................................  5.80    01/01/24    10,166,000
-----------                                                                                      --------------
   23,900                                                                                          24,109,336
-----------                                                                                      --------------
            Hospital Revenue (10.6%)
    8,000   Indiana Health & Educational Facilities Authority, Wellborn
             Memorial Baptist Hospital Refg Ser 1993 ........................  5.50    07/01/14     8,012,480
    3,500   Maine Health & Higher Educational Facilities Authority, Ser 1993
             D (FSA) ........................................................  5.50    07/01/18     3,527,195
    4,000   Michigan Hospital Finance Authority, Detroit Medical Center Ser
             1997 A (AMBAC) .................................................  5.25    08/15/27     3,894,680
   10,000   Missouri Health & Educational Facilities Authority,
             Barnes-Jewish Inc/ Christian Health Services Ser 1993 A ........  5.25    05/15/14    10,108,000

                                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       5

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------
   $10,000  Fairfax County Industrial Development Authority, Virginia, Inova
             Health System Foundation Refg Ser 1993 A .......................  5.25 %  08/15/19   $ 9,986,500
     3,000  Wisconsin Health & Educational Facilities Authority, Catholic
             Health Corp Ser 1993 ...........................................  5.375   11/15/13     3,017,460
-----------                                                                                      --------------
    38,500                                                                                         38,546,315
-----------                                                                                      --------------
            Industrial Development/Pollution Control Revenue (12.5%)
    10,000  Valdez, Alaska, BP Pipeline Inc Ser 1993 B ......................  5.50    10/01/28    10,017,600
    10,000  Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
             Ser 1993 (AMT)(MBIA) ...........................................  5.45    11/01/23     9,877,800
     4,000  Calvert County, Maryland, Baltimore Gas & Electric Co Refg Ser
             1993 ...........................................................  5.55    07/15/14     4,087,400
     5,000  Brazos River Authority, Texas, Houston Lighting & Power Co Ser
             1993 (MBIA) ....................................................  5.60    12/01/17     5,113,750
     5,000  Marshall County, West Virginia, Ohio Power Co Ser B (MBIA) ......  5.45    07/01/14     5,108,900
    10,000  Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A ..  6.90    02/01/13    11,196,700
-----------                                                                                      --------------
    44,000                                                                                         45,402,150
-----------                                                                                      --------------
            Mortgage Revenue-Multi-Family (5.0%)
     4,705  Illinois Housing Development Authority, 1993 Ser A ..............  5.90    07/01/12     4,838,810
    13,310  Wisconsin Housing & Economic Development Authority, 1993 Ser A ..  5.55    11/01/15    13,280,452
-----------                                                                                      --------------
    18,015                                                                                         18,119,262
-----------                                                                                      --------------
            Mortgage Revenue-Single Family (5.8%)
     8,000  Alaska Housing Finance Corporation, 1997 Ser A (MBIA) ...........  6.00    06/01/27     8,341,760
     3,830  Connecticut Housing Finance Authority, 1993 Subser F-1 ..........  5.60    05/15/11     3,905,719
     8,700  Kentucky Housing Corporation, Federally Insured or Gtd Loans
             1993 Ser B .....................................................  5.40    07/01/14     8,896,533
-----------                                                                                      --------------
    20,530                                                                                         21,144,012
-----------                                                                                      --------------
            Public Facilities Revenue (8.3%)
    11,000  California Public Works Board, Correctional 1993 Ser D COPs .....  5.375   06/01/18    10,966,010
     4,000  Maine Municipal Bond Bank, 1993 Ser E ...........................  5.30    11/01/13     4,036,960
     5,000  Kansas City School District Building Corporation, Missouri,
             Elementary Ser 1993 D (FGIC) ...................................  5.00    02/01/14     4,924,650
    10,000  Regional Convention & Sports Complex Authority, Missouri,
             Refg Ser A 1993 ................................................  5.60    08/15/17    10,160,500
-----------                                                                                      --------------
    30,000                                                                                         30,088,120
-----------                                                                                      --------------
            Resource Recovery Revenue (2.9%)
    10,000  Northeast Maryland Waste Disposal Authority, Montgomery County
             Ser 1993 A (AMT) ...............................................  6.30    07/01/16    10,613,600
-----------                                                                                      --------------
            Transportation Facilities Revenue (5.7%)
     5,000  Chicago, Illinois, Chicago-O'Hare Int'l Airport Refg 1993 Ser A .  5.00    01/01/16     4,817,800
     5,000  Wayne County, Michigan, Detroit Metropolitan Wayne County
             Airport Sub Lien Ser 1993 C (MBIA) .............................  5.25    12/01/13     5,005,950

                                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       6

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------
   $ 2,000  Rhode Island Port Authority & Economic Development Corporation,
             TF Green State Airport 1993 Ser A (AMT)(FSA) ...................  5.25 %  07/01/23    $ 1,916,380
     5,000  Texas Turnpike Authority, Dallas North Tollway Refg Ser 1993
             (AMBAC) ........................................................  5.00    01/01/20      4,776,700
     4,175  Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ..  5.50    05/15/18      4,216,124
-----------                                                                                      --------------
    21,175                                                                                          20,732,954
-----------                                                                                      --------------
            Water & Sewer Revenue (14.5%)
     5,000  Phoenix Civic Improvement Corporation, Arizona, Wastewater
             Refg Ser 1993 ..................................................  5.00    07/01/18      4,827,150
     5,000  Los Angeles County Sanitation Districts Financing Authority,
             California, 1993 Ser A .........................................  5.25    10/01/19      4,930,200
     5,000  Atlanta, Georgia, Water & Sewer Ser 1993 ........................  5.00    01/01/15      4,883,600
            Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky,
     3,000   Ser 1993 A (MBIA) ..............................................  5.50    05/15/21      3,026,040
     5,000   Ser 1993 B (MBIA) ..............................................  5.50    05/15/23      5,043,400
    10,000  Massachusetts Water Resources Authority, 1993 Ser C .............  5.25    12/01/20      9,817,900
     5,000  New York City Municipal Water Finance Authority, New York, 1994
             Ser B ..........................................................  5.50    06/15/19      5,023,050
    10,000  Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA) ...  5.50    06/15/14     10,128,600
     5,000  Norfolk, Virginia, Water Ser 1993 (AMBAC) .......................  5.375   11/01/23      5,001,500
-----------                                                                                      --------------
    53,000                                                                                          52,681,440
-----------                                                                                      --------------
            Other Revenue (2.2%)
     8,000  New York Local Government Assistance Corporation, Ser 1993 C ....  5.50    04/01/18      8,059,040
-----------                                                                                      --------------
   348,365  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $343,172,391) .....................  350,969,872
-----------                                                                                      --------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.5%)
     3,900  East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
             (Demand 05/01/98) ..............................................  4.20 *  03/01/22      3,900,000
     1,500  Harris County Health Facilities Development Corporation, Texas,
             Methodist Hospital Ser 1994 (Demand 05/01/98) ..................  4.25 *  12/01/25      1,500,000
-----------                                                                                      --------------
     5,400  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $5,400,000) ........................................................    5,400,000
-----------                                                                                      --------------
  $353,765  TOTAL INVESTMENTS (Identified Cost $348,572,391) (a) .....................    98.2%    356,369,872
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................     1.8       6,363,758
                                                                                                 --------------
            NET ASSETS  ..............................................................   100.0%   $362,733,630
                                                                                         =====   ==============

                                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued


--------------
AMT         Alternative Minimum Tax.
COPs        Certificates of Participation.
*           Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,917,890 and the aggregate gross unrealized depreciation is $120,409, resulting in net unrealized appreciation of $7,797,481.

Bond Insurance:
---------------

AMBAC       AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

-----------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 April 30, 1998

Alaska                  5.1%
Arizona                 1.3
California              4.4
Connecticut             1.1
District of Columbia    1.0
Florida                 1.3
Georgia                 2.7
Hawaii                  2.7
Illinois                5.3
Indiana                 2.2
Kentucky                4.7%
Louisiana               1.1
Maine                   2.1
Maryland                6.8
Massachusetts           6.0
Michigan                2.5
Missouri                6.9
New York                7.9
Pennsylvania            3.1
Rhode Island            0.5
South Carolina          1.6%
Tennessee               2.7
Texas                   3.1
Virginia                5.3
Washington              7.8
West Virginia           1.4
Wisconsin               7.6
                       ----
Total                  98.2%
                       ====

-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $348,572,391) .........    $356,369,872
Cash ....................................          17,732
Interest receivable .....................       6,574,764
Deferred organizational expenses  .......           2,995
Prepaid expenses ........................         126,166
                                             ------------
  TOTAL ASSETS ..........................     363,091,529
                                             ------------
LIABILITIES:
Payable for:
  Dividends to preferred shareholders  ..         149,586
  Investment management fee .............         119,659
Accrued expenses ........................          88,654
                                             ------------
  TOTAL LIABILITIES .....................         357,899
                                             ------------
  NET ASSETS ............................    $362,733,630
                                             ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
 (1,000,000 shares authorized of
 non-participating $.01 par value, 1,940
 shares outstanding) ....................    $ 97,000,000
                                             ------------
Common shares of beneficial interest
 (unlimited shares authorized of
 $.01 par value, 18,425,213 shares
 outstanding) ...........................     270,919,567
Net unrealized appreciation .............       7,797,481
Accumulated undistributed net investment
 income .................................       2,340,378
Accumulated net realized loss ...........     (15,323,796)
                                             ------------
  NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS .........................     265,733,630
                                             ------------
  TOTAL NET ASSETS ......................    $362,733,630
                                             ============
NET ASSET VALUE PER COMMON SHARE
 ($265,733,630 divided by 18,425,213
 common shares outstanding) .............          $14.42
                                                   ======

STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME .......................  $ 9,688,759
                                         -----------
EXPENSES
Investment management fee .............      638,429
Auction commission fees ...............      132,062
Professional fees .....................       52,499
Transfer agent fees and expenses  .....       32,542
Auction agent fees ....................       21,449
Shareholder reports and notices  ......       19,428
Registration fees .....................       12,236
Trustees' fees and expenses ...........        9,216
Custodian fees ........................        8,307
Organizational expenses ...............        3,567
Other .................................       19,541
                                         -----------
  TOTAL EXPENSES ......................      949,276
Less: expense offset ..................       (8,228)
                                         -----------
  NET EXPENSES ........................      941,048
                                         -----------
  NET INVESTMENT INCOME ...............    8,747,711
                                         -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .....................      188,350
Net change in unrealized appreciation      1,604,949
                                         -----------
  NET GAIN ............................    1,793,299
                                         -----------
NET INCREASE ..........................  $10,541,010
                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX     FOR THE YEAR
                                                      MONTHS ENDED        ENDED
                                                     APRIL 30, 1998  OCTOBER 31, 1997
-------------------------------------------------------------------------------------
                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..............................  $  8,747,711     $ 18,111,306
Net realized gain (loss) ...........................       188,350         (135,894)
Net change in unrealized appreciation/depreciation       1,604,949       13,330,205
                                                      ------------     ------------
  NET INCREASE .....................................    10,541,010       31,305,617
                                                      ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Preferred ..........................................    (1,740,774)      (3,427,332)
Common .............................................    (6,957,501)     (13,932,610)
                                                      ------------     ------------
  TOTAL ............................................    (8,698,275)     (17,359,942)
                                                      ------------     ------------
Decrease from transactions in common shares of
 beneficial interest ...............................    (2,618,028)     (15,295,174)
                                                      ------------     ------------
  NET DECREASE .....................................      (775,293)      (1,349,499)

NET ASSETS:
Beginning of period ................................   363,508,923      364,858,422
                                                      ------------     ------------
  END OF PERIOD
  (Including undistributed net investment income of
  $2,340,378 and $2,290,942, respectively)  ........  $362,733,630     $363,508,923
                                                      ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

InterCapital Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust's common shares in the amount of $36,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $2,958,667.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $1,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees'

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


fees and expenses in the Statement of Operations amounted to $2,276. At April 30, 1998, the Trust had an accrued pension liability of $28,073 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                      AMOUNT IN              RESET        RANGE OF
 SERIES    SHARES*    THOUSANDS*   RATE*      DATE    DIVIDEND RATES**
 ------    -------    ----------   -----      ----    ----------------
    1        340       $17,000      4.35%   05/05/98    3.00% - 4.50%
    2        300        15,000      2.40    05/06/98    2.40  - 4.50
    3        300        15,000      4.20    05/07/98    3.00  - 5.00
    4        600        30,000      3.70    01/05/99    3.68  - 3.70
    5        400        20,000      3.55    07/07/98    3.40  - 4.25

------------
*      As of April 30, 1998.
**     For the six months ended April 30, 1998.

Subsequent to April 30, 1998 and up through June 5, 1997 the Trust paid dividends to Series 1 through 5 at rates ranging from 2.40% to 4.35%, in the aggregate amount of $471,350.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                        CAPITAL
                                                                        PAID IN
                                                            PAR        EXCESS OF
                                              SHARES       VALUE       PAR VALUE
                                              ------       -----       ---------
Balance, October 31, 1996 ................. 19,929,113    $199,291   $288,633,478
Treasury shares purchased and retired
  (weighted average discount 14.15%)* ..... (1,303,600)    (13,036)   (15,282,138)
                                            ----------    --------   ------------
Balance, October 31, 1997 ................. 18,625,513     186,255    273,351,340
Treasury shares purchased and retired
  (weighted average discount 10.47%)* .....   (200,300)     (2,003)    (2,616,025)
                                            ----------    --------   ------------
Balance, April 30, 1998 ................... 18,425,213    $184,252   $270,735,315
                                            ==========    ========   ============

------------
*     The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Trust had a net capital loss carryover of approximately $15,512,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:

        AMOUNT IN THOUSANDS
----------------------------------
   2002      2003    2004    2005
   ----      ----    ----    ----
$11,851     $2,809    $716   $136
=======     ======    ====   ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 24, 1998, the Trust declared the following dividends from net investment income:

     AMOUNT           RECORD           PAYABLE
   PER SHARE           DATE              DATE
   ---------           ----              ----
     $0.0625        May 8, 1998      May 22, 1998
     $0.0625       June 5, 1998     June 19, 1998

INTERCAPITAL QUALITY MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                   FOR THE SIX          FOR THE YEAR ENDED OCTOBER 31**        SEPTEMBER 29, 1993*
                                                  MONTHS ENDED      ----------------------------------------         THROUGH
                                                APRIL 30, 1998**      1997     1996       1995        1994      OCTOBER 31, 1993**
-----------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........      $ 14.31        $13.44    $13.04     $ 10.83     $ 14.03         $ 14.06
                                                     -------        ------    ------     -------     -------         -------
Net investment income .........................         0.48          0.95      0.92        0.90        0.99            0.03
Net realized and unrealized gain (loss) .......         0.08          0.69      0.23        2.15       (3.15)          (0.04)
                                                     -------        ------    ------     -------     -------         -------
Total from investment operations ..............         0.56          1.64      1.15        3.05       (2.16)          (0.01)
                                                     -------        ------    ------     -------     -------         -------
Less dividends from:
 Net investment income ........................        (0.38)        (0.72)    (0.72)      (0.74)      (0.77)           --
 Common share equivalent of dividends paid
   to preferred shareholders ..................        (0.09)        (0.18)    (0.17)      (0.18)      (0.19)           --
                                                     -------        ------    ------     -------     -------         -------
Total dividends ...............................        (0.47)        (0.90)    (0.89)      (0.92)      (0.96)           --
                                                     -------        ------    ------     -------     -------         -------
Anti-dilutive effect of acquiring
  treasury shares .............................         0.02          0.13      0.14        0.08        0.04            --
                                                     -------        ------    ------     -------     -------         -------
Offering costs charged against capital ........         --            --        --          --         (0.12)          (0.02)
                                                     -------        ------    ------     -------     -------         -------
Net asset value, end of period ................      $ 14.42        $14.31    $13.44     $ 13.04     $ 10.83         $ 14.03
                                                     =======        ======    ======     =======     =======         =======
Market value, end of period ...................      $12.875        $12.50    $11.25     $10.875     $  9.50         $15.125
                                                     =======        ======    ======     =======     =======         =======
TOTAL INVESTMENT RETURN+ ......................         5.99%(1)     18.11%    10.39%      22.91%     (32.98)%          0.83%(1)

RATIOS TO AVERAGE NET ASSETS OF COMMON
 SHAREHOLDERS:
Total expenses ................................         0.71%(2)(3)   0.71%     0.72%(3)    0.77%(3)    0.83%           0.48%(2)
Net investment income before preferred stock
 dividends ....................................         6.52%(2)      6.87%     6.94%       7.48%       7.85%           2.51%(2)
Preferred stock dividends .....................         1.30%(2)      1.30%     1.27%       1.48%       1.50%            N/A
Net investment income available to common
 shareholders .................................         5.22%(2)      5.57%     5.67%       6.00%       6.35%           2.51%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......     $362,734      $363,509  $364,858    $376,158    $382,578        $333,983
Asset coverage on preferred shares at
  end of period ...............................          373%           374%      376%        388%        278%           N/A
Portfolio turnover rate .......................         --               6%      -- ++       --           21%            --

--------------
*       Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
++      Less than 0.5%
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
--------

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
--------

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
--------------

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-----------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
------------------

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.




INTERCAPITAL
QUALITY
MUNICIPAL
SECURITIES




SEMIANNUAL REPORT
APRIL 30, 1998